Investment Securities (Summary) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	$ 59,906,000,000	$ 55,269,000,000
Securities available for sale debt securities, unrealized gains	736,000,000	854,000,000
Securities available for sale debt securities, unrealized losses	(538,000,000)	(363,000,000)
Securities available for sale, fair value	60,104,000,000	55,760,000,000
Held to Maturity Securities, Amortized Cost, Total	15,843,000,000	14,768,000,000
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	59,303,000,000	54,679,000,000
Securities available for sale debt securities, unrealized gains	736,000,000	854,000,000
Securities available for sale debt securities, unrealized losses	(536,000,000)	(362,000,000)
Securities available for sale, fair value	59,503,000,000	55,171,000,000
Held to Maturity Securities, Amortized Cost, Total	15,843,000,000	14,768,000,000
Held-to-maturity securities, unrealized gains	220,000,000	311,000,000
Held-to-maturity securities, unrealized losses	(197,000,000)	(77,000,000)
Held-to-maturity securities, fair value	15,866,000,000	15,002,000,000
US Treasury and Government Agencies Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	13,100,000,000	9,764,000,000
Securities available for sale debt securities, unrealized gains	151,000,000	152,000,000
Securities available for sale debt securities, unrealized losses	(77,000,000)	(42,000,000)
Securities available for sale, fair value	13,174,000,000	9,874,000,000
Held to Maturity Securities, Amortized Cost, Total	527,000,000	258,000,000
Held-to-maturity securities, unrealized gains	35,000,000	40,000,000
Held-to-maturity securities, unrealized losses	(22,000,000)
Held-to-maturity securities, fair value	540,000,000	298,000,000
Residential Mortgage-backed Securities [Member] | Mortgage-backed Securities Agency [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	26,245,000,000	24,698,000,000
Securities available for sale debt securities, unrealized gains	170,000,000	250,000,000
Securities available for sale debt securities, unrealized losses	(287,000,000)	(128,000,000)
Securities available for sale, fair value	26,128,000,000	24,820,000,000
Held to Maturity Securities, Amortized Cost, Total	11,074,000,000	9,552,000,000
Held-to-maturity securities, unrealized gains	68,000,000	101,000,000
Held-to-maturity securities, unrealized losses	(161,000,000)	(65,000,000)
Held-to-maturity securities, fair value	10,981,000,000	9,588,000,000
Residential Mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	3,191,000,000	3,992,000,000
Securities available for sale debt securities, unrealized gains	227,000,000	247,000,000
Securities available for sale debt securities, unrealized losses	(52,000,000)	(88,000,000)
Securities available for sale, fair value	3,366,000,000	4,151,000,000
Held to Maturity Securities, Amortized Cost, Total	191,000,000	233,000,000
Held-to-maturity securities, unrealized gains	7,000,000	8,000,000
Held-to-maturity securities, fair value	198,000,000	241,000,000
Commercial Mortgage Backed Securities [Member] | Mortgage-backed Securities Agency [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	2,150,000,000	1,917,000,000
Securities available for sale debt securities, unrealized gains	3,000,000	11,000,000
Securities available for sale debt securities, unrealized losses	(34,000,000)	(10,000,000)
Securities available for sale, fair value	2,119,000,000	1,918,000,000
Held to Maturity Securities, Amortized Cost, Total	903,000,000	1,128,000,000
Held-to-maturity securities, unrealized gains	24,000,000	40,000,000
Held-to-maturity securities, fair value	927,000,000	1,168,000,000
Commercial Mortgage Backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	4,023,000,000	4,902,000,000
Securities available for sale debt securities, unrealized gains	29,000,000	30,000,000
Securities available for sale debt securities, unrealized losses	(27,000,000)	(29,000,000)
Securities available for sale, fair value	4,025,000,000	4,903,000,000
Held to Maturity Securities, Amortized Cost, Total	567,000,000	722,000,000
Held-to-maturity securities, unrealized gains	10,000,000	6,000,000
Held-to-maturity securities, unrealized losses		(1,000,000)
Held-to-maturity securities, fair value	577,000,000	727,000,000
Asset Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	5,938,000,000	5,417,000,000
Securities available for sale debt securities, unrealized gains	52,000,000	54,000,000
Securities available for sale debt securities, unrealized losses	(22,000,000)	(48,000,000)
Securities available for sale, fair value	5,968,000,000	5,423,000,000
Held to Maturity Securities, Amortized Cost, Total	558,000,000	717,000,000
Held-to-maturity securities, unrealized losses	(2,000,000)	(10,000,000)
Held-to-maturity securities, fair value	556,000,000	707,000,000
Other debt [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	4,656,000,000	3,989,000,000
Securities available for sale debt securities, unrealized gains	104,000,000	110,000,000
Securities available for sale debt securities, unrealized losses	(37,000,000)	(17,000,000)
Securities available for sale, fair value	4,723,000,000	4,082,000,000
Held to Maturity Securities, Amortized Cost, Total	2,023,000,000	2,158,000,000
Held-to-maturity securities, unrealized gains	76,000,000	116,000,000
Held-to-maturity securities, unrealized losses	(12,000,000)	(1,000,000)
Held-to-maturity securities, fair value	2,087,000,000	2,273,000,000
Corporate Stocks And Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale equity securities, fair value	601,000,000	589,000,000
Securities available for sale equity securities, unrealized losses	(2,000,000)	(1,000,000)
Securities available for sale equity securities, amortized cost	$ 603,000,000	$ 590,000,000